Share-based Compensation - Additional Information (Details)						1 Months Ended									12 Months Ended
	Oct. 27, 2022 shares	Jan. 03, 2019 $ / shares shares	Oct. 26, 2018 shares	Dec. 30, 2016 shares	Jan. 07, 2008 shares	Nov. 30, 2022 shares	Feb. 28, 2022 $ / shares shares	Nov. 30, 2020 $ / shares shares	Mar. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Nov. 30, 2018 $ / shares shares	Jul. 31, 2018 shares	Aug. 31, 2017 $ / shares shares	Jan. 31, 2017 $ / shares shares	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)															25.00%	25.00%	25.00%	25.00%
Compensation costs accelerated and recognized | ¥																									¥ 877,321
Additional disclosures
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value | $ / shares																				$ 0.31		$ 1.2		$ 0.13
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value | ¥																			¥ 29,532		¥ 58,268		¥ 0
ATA Online
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation costs accelerated and recognized | ¥																									¥ 6,753,771
Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in dollars per share) | $ / shares							$ 0.79
Share options issued (in shares)							200,000
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)																			797,700	797,700	181,750	181,750	424,698	424,698
Granted (in dollars per share) | $ / shares																				$ 0.99		$ 0.57		$ 1.26
Options cancelled (in shares)											1,772,584
Vested cancelled (in shares)											1,215,114
Total unrecognized compensation expense | ¥																			¥ 540,610
Weighted average period over which unrecognized compensation expense is expected to be recognized																			2 years 1 month 20 days	2 years 1 month 20 days
Options | ATA Online
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options cancelled (in shares)												129,168
Options | Employees and officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)		75.00%							75.00%		75.00%			75.00%
Vesting period for remaining 75% shares		36 months							36 months		36 months			36 months
Vesting rate on the first anniversary (as a percent)														25.00%
Granted (in shares)		50,000							20,000	1,772,584	690,000			900,000
Granted (in dollars per share) | $ / shares		$ 0.4868							$ 0.532		$ 0.578			$ 1.705
Vesting rate at the end of each year from the grant date over 4 years (as a percent)		25.00%							25.00%		25.00%
Vested immediately on the grant date (in shares)										1,412,336
Options | Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)													75.00%
Vesting period for remaining 75% shares													36 months
Vesting rate on the first anniversary (as a percent)													25.00%
Granted (in shares)											363,150		50,000
Granted (in dollars per share) | $ / shares													$ 2.35
Options | Certain employee and officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period											4 years
Granted (in dollars per share) | $ / shares								$ 0.5697
Share options issued (in shares)								842,000			1,452,600
Options | Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in dollars per share) | $ / shares																				$ 1.2611
Share options issued (in shares)								1,698,790
Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares granted																			350,500	350,500	77,500	77,500
Nonvested cancelled (in shares)											557,470
Total unrecognized compensation expense | ¥																			¥ 1,557,174
Weighted average period over which unrecognized compensation expense is expected to be recognized																			2 years 9 months 10 days	2 years 9 months 10 days
Additional disclosures
Total fair value of shares vested | $																				$ 150,982		$ 422,516		$ 318,038
Number of vested shares withheld upon vesting to satisfy the minimum tax withholding obligation																			6,148	6,148	13,464	13,464	12,292	12,292
Non-vested shares | ATA Online
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested cancelled (in shares)												1,262,250
Non-vested shares | Employees and officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period														4 years
Non-vested shares granted														2,700,000
Non-vested shares | Certain employee and officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)	40.00%
Granted (in shares)	273,000
Share options issued (in shares)								310,000
Vesting rate at the end of each year from the grant date over 4 years (as a percent)	40.00%
Non-vested shares | Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)											75.00%
Vesting period for remaining 75% shares											36 months
Non-vested shares granted											800,000
Vesting rate on the first anniversary (as a percent)											25.00%
Grant date over 4 years | Non-vested shares | Employees and officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)														25.00%
2008 Share incentive plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized				5,726,763	336,307
Annual increase in shares reserved (in shares)					336,307
Expiration term				10 years	10 years
2008 Share incentive plan | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration term																			10 years	10 years
2008 Share incentive plan | Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period for remaining 75% shares																			4 years	4 years
Vesting period																			36 months	36 months
2008 Share incentive plan | Vesting on first anniversary | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options issued (in shares)																			25	25
2008 Share incentive plan | Vesting ratably over following 36 months | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)																			75.00%	75.00%
Vesting period																			36 months	36 months
2008 Share incentive plan | Grant date over 4 years | Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)																			25.00%	25.00%
Amendment and Restatement of 2008 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares reserved for issuance			6,965,846																9,301,934
Second Amendment and Restatement of 2008 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual increase in shares reserved (as a percent)			1.00%
First Tranche A | Options | Certain employee and officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)								181,750
Vested (in shares)								46,050
Second Tranche A | Options | Certain employee and officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)								173,002
First Tranche B | Non-vested shares | Certain employee and officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares granted								77,500
Vested (in shares)								16,000
Second Tranche B | Options | Certain employee and officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vested (in shares)								57,250
Second Tranche B | Non-vested shares | Certain employee and officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares granted								77,500
Vested (in shares)								24,750
First Tranche [Member] | Options | Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)								424,698
Second Tranche [Member] | Options | Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)						424,698